Note 7 - Net Loss Per Share	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Earnings Per Share [Text Block]
7.	Net loss per share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows:

	Year Ended December 31,
	2014	2015	2016
Numerator:
Net loss attributable to BeyondSpring Inc. — basic and diluted	$(3,013)	$(7,970)	$(12,010)
Denominator:
Weighted average number of ordinary shares outstanding — basic and diluted	13,910,000	15,171,370	16,086,419

Net loss per share—basic and diluted	$(0.22)	$(0.53)	$(0.75)

For the purpose of presenting loss per share, the weighted average number of ordinary shares of the Company for the years ended
December
31,
2014
and
2015
was computed on the basis that
13,910,000
ordinary shares issued by the Company in exchange of the drug research business and related assets and liabilities pursuant to the Internal Restructuring had been in issue throughout the periods.